AXA PREMIER VIP TRUST – DIVERSIFIED ASSET ALLOCATION PORTFOLIOS AND TARGETED STRATEGIES PORTFOLIOS

SUPPLEMENT DATED JUNE 1, 2015 TO THE PROSPECTUS DATED MAY 1, 2015

This Supplement updates certain information contained in the Prospectus dated May 1, 2015, of AXA Premier VIP Trust (the “Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with revised fee information for the following Portfolios.

CharterSM Multi-Sector Bond Portfolio

CharterSM Small Cap Growth Portfolio

CharterSM Small Cap Value Portfolio

Effective immediately, the section of the Prospectus entitled “CharterSM Multi-Sector Bond Portfolio – Class A, B and K Shares – Fees and Expenses” is deleted in its entirety and replaced with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Multi-Sector Bond Portfolio	Class A Shares	Class B Shares	Class K Shares
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.00%
Other Expenses	0.21%	0.21%	0.21%*
Acquired Fund Fees and Expenses*	0.54%	0.54%	0.54%
Total Annual Portfolio Operating Expenses	1.15%	1.15%	0.90%
Less Fee Waiver and/or Expense Reimbursement†	-0.05%	-0.05%	-0.05
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.10%	0.85%

* Based on estimated amounts for the current fiscal year.

† Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed 1.10% for Class A and Class B shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2016.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$112	$360	$628	$1,393
Class B Shares	$112	$360	$628	$1,393
Class K Shares	$87	$282	$494	$1,103

Effective immediately, the section of the Prospectus entitled “CharterSM Small Cap Growth Portfolio – Class A, B and K Shares – Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Small Cap Growth Portfolio	Class A Shares	Class B Shares	Class K Shares
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.00%
Other Expenses	0.14%	0.14%	0.14%*
Acquired Fund Fees and Expenses*	1.01%	1.01%	1.01%
Total Annual Portfolio Operating Expenses	1.55%	1.55%	1.30%
Less Fee Waiver and/or Expense Reimbursement†	-0.10%	-0.10%	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	1.45%	1.20%

* Based on estimated amounts for the current fiscal year.

† Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed 1.45% for Class A and Class B shares and 1.20% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2016.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$148	$480	$835	$1,837
Class B Shares	$148	$480	$835	$1,837
Class K Shares	$122	$402	$703	$1,559

Effective immediately, the section of the Prospectus entitled “CharterSM Small Cap Value Portfolio – Class A, B and K Shares – Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CharterSM Small Cap Value Portfolio	Class A Shares	Class B Shares	Class K Shares
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.00%
Other Expenses	0.24%	0.24%	0.24%*
Acquired Fund Fees and Expenses*	1.00%	1.00%	1.00%
Total Annual Portfolio Operating Expenses	1.64%	1.64%	1.39%
Less Fee Waiver and/or Expense Reimbursement†	-0.19%	-0.19%	-0.19%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	1.45%	1.20%

* Based on estimated amounts for the current fiscal year.

† Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed 1.45% for Class A and Class B shares and 1.20% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2016.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$148	$499	$874	$1,928
Class B Shares	$148	$499	$874	$1,928
Class K Shares	$122	$421	$742	$1,652